Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from banks	£ 560,663	£ 538,789
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from banks	4,844	5,162
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	25
Fair value adjustments	(184)	209
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	27
Fair value adjustments	(542)	(569)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	23
Fair value adjustments	19	(4)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(184)	(209)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	36
Fair value adjustments	108	144
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,512	1,290
Unfavorable changes	1,782	1,633
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	273	205
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	173	136
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	105	57
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	173	192
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	0	0
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	£ 19	£ 24